Revenues (Disaggregation Of Revenues) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	$ 817	$ 744	$ 3,292	$ 3,068
Revenues collected for pass-through expenses	255	272	1,055	1,033
Total operating revenues	1,072	1,016	4,347	4,101	$ 3,958
Distribution Base Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	496	499	2,143	2,139
Transmission Base Revenues (TCOS Revenues) [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	305	228	1,072	858
Transmission Base Revenues (TCOS Revenues) [Member] | Third-Party Wholesale Customers [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	196	143	681	548
Transmission Base Revenues (TCOS Revenues) [Member] | REPS Serving Oncor Distribution Customers, Through TCRF [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	109	85	391	310
Other Miscellaneous Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	16	17	77	71
TCRF - Third-party Wholesale Transmission Service [Member]
Disaggregation of Revenue [Line Items]
Revenues collected for pass-through expenses	245	260	1,005	962
EECRF And Other Regulatory Charges [Member]
Disaggregation of Revenue [Line Items]
Revenues collected for pass-through expenses	$ 10	$ 12	$ 50	$ 71